Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

25. RELATED PARTY TRANSACTIONS

During 2019, Zwanziger Family Ventures subscribed to the Convertible Notes issued by the Company. At December 31, 2021, the Company had accrued interest on the Zwanziger Family Ventures note of $nil (2020: $30).

During 2020, Zwanziger Family Ventures subscribed to the Convertible Notes issued by the Company. At December 31, 2021, the Company had accrued interest on the Zwanziger Family Ventures note of $nil (2020: $252).

The Company’s Directors are the Key Management Personnel for the Group. The total Director’s emoluments for 2021 were $30,197 (2020: $661, 2019: $783). Included in the Director’s emoluments for 2021 is $28,376 of stock compensation expense (2020: $62, 2019: $133).

	2019	2020	2021
Salaries and wages	$534	$537	$1,743
Stock compensation expense	133	62	$28,376
Pension and other post-employment benefits	32	33	$60
Other employee benefits	84	29	$18
Total	$783	$661	$30,197

For the purposes of these remuneration disclosures the values for equity compensation plans are calculated based on the fair value used in Note 15.